Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Acquisitions
Revenues	$ 495,874	$ 461,864	$ 393,322
Net income	$ 103,700	$ 91,398	$ 49,315
Earnings per share
Basic (in dollars per share)	$ 1.22	$ 1.08	$ 0.58
Diluted (in dollars per share)	$ 1.20	$ 1.06	$ 0.58